Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 4.9%
Goldman Sachs Physical Gold ETF*	260,111	$5,063,061
EQUITY – 71.0%
Consumer Discretionary Select Sector SPDR Fund	30,250	5,255,635
Industrial Select Sector SPDR Fund	48,032	5,303,693
Invesco Nasdaq 100 ETF	100,578	15,884,284
iShares Core U.S. REIT ETF	295,630	15,641,783
Technology Select Sector SPDR Fund	58,722	10,473,069
Vanguard Extended Market ETF	101,469	15,994,558
Vanguard Mid-Cap ETF	23,202	5,288,200
		73,841,222
FIXED INCOME – 23.9%
Goldman Sachs Access Treasury 0-1 Year ETF	99,664	9,970,386
iShares 0-3 Month Treasury Bond ETF	148,624	14,954,547
		24,924,933
TOTAL EXCHANGE-TRADED FUNDS
(Cost $98,255,919)		103,829,216

SHORT-TERM INVESTMENTS – 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(a)	214,954	214,954
TOTAL SHORT-TERM INVESTMENTS
(Cost $214,954)		214,954
TOTAL INVESTMENTS – 100.0%
(Cost $98,470,873)		104,044,170
Liabilities in Excess of Other Assets – (0.0)%		(54,652)
TOTAL NET ASSETS – 100.0%		$103,989,518

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.